10-K Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Summary of Operating Leases
The following tables provide information on the Company’s operating leases at and for the years ended December 31:

	2022	2021	2020
	(In thousands)
Lease costs:
Operating lease cost	$17,941	$21,914	$25,303
Variable lease cost	98	84	150
Short-term lease cost	55,871	53,016	59,233
Total lease costs	$73,910	$75,014	$84,686

	2022	2021
	(Dollars in thousands)
Weighted average remaining lease term	2.03 years	1.63 years
Weighted average discount rate	4.05%	3.63%
Cash paid for amounts included in the measurement of lease liabilities	$17,941	$21,914

Reconciliation of Future Undiscounted Cash Flows to Operating Lease Liabilities
The reconciliation of future undiscounted cash flows to operating lease liabilities presented on the Consolidated Balance Sheet at December 31, 2022 was as follows:

(In thousands)
2023	$15,129
2024	10,902
2025	7,928
2026	4,528
2027	2,983
Thereafter	11,913
Total	53,383
Less discount	7,510
Total operating lease liabilities	$45,873